IndexIQ Trust

(the “Trust”)

Supplement dated December 16, 2011

to the Prospectus dated August 29, 2011

IQ ALPHA Hedge Strategy Fund

Investor Shares (IQHOX)

Institutional Shares (IQHIX)

The following information supplements, and should be read in conjunction with, the Prospectus for the IQ ALPHA Hedge Strategy Fund (the “Fund”).

The first sentence of the first paragraph in the section entitled “Principal Investment Strategies” on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” which means it invests, under normal circumstances, a significant portion of its assets (excluding collateral held from securities lending) in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”) (collectively, “Underlying ETFs”).

The section entitled “Other Service Providers—Fund Administrator, Custodian and Accounting Agent” on page 23 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, serves as the Fund’s Administrator, Custodian, Transfer Agent and Securities Lending Agent.

The following paragraph is hereby added after the last sentence of the section entitled “The Benchmark Index—Monthly Rebalance of the Index” on page 25 of the Prospectus:

As of November 2, 2011, the Fund is invested in excess of 25% of its net assets, but not more than 50% of its total assets in the securities of the following issuer: iShares iBoxx $ Investment Grade Corporate Bond Fund. iShares iBoxx $ Investment Grade Corporate Bond Fund is an ETF (ticker symbol: LQD) whose investment objective is to replicate the returns of the iBoxx $ Liquid Investment Grade Index. Information concerning iShares iBoxx $ Investment Grade Corporate Bond Fund is publicly available and can be found at the SEC’s website: http://www.sec.gov.

Investors Should Retain This Supplement for Future Reference

IndexIQ Trust

(the “Trust”)

Supplement dated December 16, 2011

to the Statement of Additional Information dated August 29, 2011

IQ ALPHA Hedge Strategy Fund

Investor Shares (IQHOX)

Institutional Shares (IQHIX)

The following information supplements, and should be read in conjunction with, the Statement of Additional Information (“SAI”) for the IQ ALPHA Hedge Strategy Fund (the “Fund”).

On December 14, 2011, the Board of Trustees of the Trust authorized the implementation of the Trust’s securities lending program.  This supplement amends the disclosure in the Statement of Additional Information to reflect such implementation.

The section entitled “Lending Portfolio Securities” on page B-12 of the SAI is hereby deleted in its entirety and replaced with the following:

Lending of Portfolio Securities

The Fund may lend portfolio securities constituting up to 33 1/3% of the Fund’s total assets (as permitted by the 1940 Act). Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers, pursuant to agreements requiring the loans to be continuously secured by collateral in cash, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, irrevocable bank letters of credit (upon consent of the Board of Trustees) or any combination thereof, marked to market daily, at least equal to the market value of the securities loaned. Cash received as collateral for securities lending transactions may be invested in liquid, short-term investments approved by the Investment Advisor.

Investing the collateral subjects the Fund to risks, and the Fund will be responsible for any loss that may result from its investment of the borrowed collateral. The Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. The Fund will generally not have the right to vote securities during the existence of the loan, but the Investment Advisor may call the loan to exercise the Fund’s voting or consent rights on material matters affecting the Fund’s investment in such loaned securities. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral and loaned securities should the borrower of the securities fail financially.

Loans will be made only to firms deemed creditworthy, and when the consideration which can be earned from securities loans is deemed to justify the attendant risk. The creditworthiness of a borrower will be considered in determining whether to lend portfolio securities and will be monitored during the period of the loan. It is intended that the value of securities loaned by the

Fund will not exceed one-third of the value of the Fund’s total assets (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations stated elsewhere in this SAI or the Prospectus regarding investing in fixed-income securities and cash equivalents.

The sections under Other Service Providers entitled “Fund Administration and Accounting Agent,” “Transfer Agent,” and “Custodian and Accounting Agent” on pages B-24 and B-25 of the SAI are hereby deleted in their entirety and replaced with the following:

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s administrator, custodian, transfer agent and securities lending agent. BNY Mellon’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Fund. BNY Mellon is responsible for maintaining the books and records and calculating the daily net asset value of the Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. BNY Mellon also provides persons satisfactory to the Board to serve as officers of the Trust.

Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Fund. Under the Custody Agreement, BNY Mellon is also authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States.

Pursuant to a Transfer Agency Services Agreement with the Trust, BNY Mellon acts as transfer agent to the Fund, dividend disbursing agent and shareholder servicing agent to the Fund.

As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

BNY Mellon received the following amounts for administration services for the last three fiscal years ended April 30:

Fund	Commencement of Operations	Administration Fees for Fiscal Year Ended 2009	Administration Fees for Fiscal Year Ended 2010	Administration Fees for Fiscal Year Ended 2011
IQ ALPHA Hedge Strategy Fund	June 30, 2008	$5,425	$64,727	$60,250

BNY Mellon also serves as the Trust’s securities lending agent pursuant to a Securities Lending Authorization Agreement. As compensation for providing securities lending services, BNY

Mellon receives a portion of the income earned by the Fund on collateral investments in connection with the lending program.

The following table is hereby added after the last paragraph of the section entitled “Portfolio Transactions and Brokerage” on page B-31 of the SAI:

During the fiscal year ended April 30, 2011, the Fund’s commissions for securities transactions to brokers which provided research services to the Fund were as follows:

Fund	Value of Securities Transactions	Brokerage Commissions
IQ ALPHA Hedge Strategy Fund	$573,605,443	$59,712

All references to BNY Mellon as “Administrator,” “Custodian and Accounting Agent,” “Custodian” and “Transfer Agent” are hereby changed to BNY Mellon.

The following paragraph is hereby added after the third paragraph of the section entitled “Taxation” on page B-35 of the SAI:

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Investors Should Retain This Supplement for Future Reference

IndexIQ Trust

(the “Trust”)

Supplement dated December 16, 2011

to the Summary Prospectus dated September 7, 2011

IQ ALPHA Hedge Strategy Fund

Investor Shares (IQHOX)

Institutional Shares (IQHIX)

The following information supplements, and should be read in conjunction with, the Summary Prospectus for the IQ ALPHA Hedge Strategy Fund (the “Fund”).

The first sentence of the first paragraph in the section entitled “Principal Investment Strategies” on page 3 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” which means it invests, under normal circumstances, a significant portion of its assets (excluding collateral held from securities lending) in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”) (collectively, “Underlying ETFs”).

Investors Should Retain This Supplement for Future Reference